Commitments & Contingencies (Details)	12 Months Ended
Dec. 31, 2023 USD ($) shares
IPO [Member]
Commitments & Contingencies [Line Items]
Purchase of additional units	1,275,000
Underwriting discount percentage	2.00%
Gross proceeds | $	$ 1,955,000
Deferred underwriting fee percentage	3.50%
Representative shares	60,000
US Tiger [Member]
Commitments & Contingencies [Line Items]
Representative shares	60,000
Business Combination [Member] | IPO [Member]
Commitments & Contingencies [Line Items]
Gross proceeds | $	$ 3,421,250